Equity Incentive Plan - Summary of Total Stock-based Compensation Including Both Stock Option Awards And Restricted Stock (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expenses	$ 340	$ 201	$ 959	$ 411	$ 711	$ 326
Restricted Stock [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expenses	8	27	24	89	116	199
Stock options [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expenses	332	174	935	322	595	127
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expenses	172	112	512	255	361	207
Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expenses	$ 168	$ 89	$ 447	$ 156	$ 350	$ 119